Commitments and Contingencies - Schedule of Maturities of Lease Liabilities (Details) - A Place For Rover INC $ in Thousands	Jun. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Remainder of 2021	$ 2,115
2022	4,313
2023	4,433
2024	4,563
2025	4,693
Thereafter	18,209
Total lease payments	38,326
Less: imputed interest	(9,830)
Operating lease liabilities	28,496
Present value of lease liabilities	28,496
Less: current portion of lease liabilities	(2,303)
Operating lease liabilities, net of current portion	$ 26,193